Share capital and other equity - Paid-in equity (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 30, 2017 GBP (£)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Borrowings
Equity			£ 46,490			£ 49,093	£ 49,093					£ 49,404
Paid-in equity
Borrowings
Equity			4,058			4,058						4,582	£ 2,646
Paid-in equity | Additional tier 1 note callable August, 2020, USD
Borrowings
Equity			£ 1,278			£ 1,278						£ 1,278
Notional amount | $		$ 2,000			$ 2,000						$ 2,000
Interest rate	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%				7.50%	7.50%	7.50%
Conversion rate | $ / shares		$ 3.606
Par value | £ / shares			£ 1
Paid-in equity | Additional tier 1 note callable August, 2025, USD
Borrowings
Equity			£ 734			£ 734						£ 734
Notional amount | $		$ 1,150			$ 1,150						$ 1,150
Interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%				8.00%	8.00%	8.00%
Conversion rate | $ / shares		$ 3.606
Par value | £ / shares			£ 1
Paid-in equity | Additional tier 1 note callable August, 2021, USD
Borrowings
Equity			£ 2,046			£ 2,046						£ 2,046
Notional amount | $		$ 2,650			$ 2,650						$ 2,650
Interest rate	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%				8.625%	8.625%	8.625%
Conversion rate | $ / shares		$ 2.284
Par value | £ / shares			£ 1
Paid-in equity | EMTN note redeemed October, 2017, USD
Borrowings
Equity												£ 275
Notional amount | $		$ 564			$ 564				$ 564		$ 564
Interest rate	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%				6.99%	6.99%	6.99%
Paid-in equity | EMTN note redeemed October, 2017, CAD
Borrowings
Equity												£ 156
Notional amount | $	$ 321			$ 321				$ 321		$ 321
Interest rate	6.666%	6.666%	6.666%	6.666%	6.666%	6.666%				6.666%	6.666%	6.666%
Paid-in equity | Subordinated note redeemed June, 2017, Pound
Borrowings
Equity												£ 93
Notional amount			£ 93			£ 93						£ 93
Interest rate	5.6457%	5.6457%	5.6457%	5.6457%	5.6457%	5.6457%				5.6457%	5.6457%	5.6457%
Paid-in equity | Maximum | Additional Tier 1 notes
Borrowings
CET1 ratio (as a percent)	7.00%	7.00%	7.00%